Capitalization and Equity Structure (Common and Convertible Preferred Stock) (Annual) (Details) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended	8 Months Ended		0 Months Ended	8 Months Ended			3 Months Ended		0 Months Ended	3 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Jan. 15, 2014 Merger [Member]	Dec. 31, 2010 Series A [Member]	Mar. 31, 2014 Series A [Member]	Jul. 31, 2011 Series A [Member]	Dec. 31, 2013 Series A [Member]	Jan. 15, 2014 Series A [Member] Merger [Member]	Jul. 31, 2011 Series A [Member] Lockheed [Member]	Dec. 31, 2013 Series A [Member] Lockheed [Member]	Dec. 31, 2012 Series A [Member] Lockheed [Member]	Mar. 31, 2014 Series A-2 [Member]	Dec. 31, 2013 Series A-2 [Member]	Jan. 15, 2014 Series A-2 [Member] Merger [Member]	Mar. 31, 2014 Series B [Member]	Dec. 31, 2013 Series B [Member]	Jan. 15, 2014 Series B [Member] Merger [Member]	Dec. 31, 2013 Series B [Member] Lockheed [Member]	Dec. 31, 2012 Series B [Member] Lockheed [Member]
Class of Stock [Line Items]
Number of shares authorized	22,000,000	10,365,000	10,000,000				4,650,000	4,624,840						4,527,010			12,000,000
Number of shares issued	25,923,873	8,831,684	0				4,496,270	4,496,270						4,335,414			5,179,344
Number of shares outstanding	25,923,873	8,831,684	0					4,496,270			857,140	857,140		4,335,414			5,179,344		758,604	758,604
Liquidation preference per share								$ 1.75						$ 2.10			$ 2.10
Aggregate liquidation preference	$ 27,849,464							$ 7,868,473						$ 9,104,369			$ 10,876,622
Conversion of preferred stock								1						1			1
Proceeds from equity issuance							7,870,000			1,500,000
Cash from issuance					2,430,000
Debt conversion	$ 168,872				$ 393,000
Conversion ratio				1.5238		1.6290			1.6290				1.9548		1.9548	1.9548		1.9548